Summary of Significant Accounting Policies - Additional Information (Details) £ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 GBP (£)
Summary Of Significant Accounting Policies [Line Items]
Description of significant off-balance sheet risk			The Company has no significant off-balance sheet risk, such as foreign currency contracts, options contracts, or other foreign hedging arrangements.
Unrealized foreign currency transaction gain (loss)	$ 1,600,000	$ 2,100,000	$ (1,900,000)	$ 400,000
Proceeds from lines of credit			3,000,000		$ 3,000,000
Cash collateral associated with corporate credit card accounts	900,000		900,000		900,000
Impairment losses			0
Fixed assets	5,549,000		5,549,000		5,476,000
Tax incentive receivable, current	10,594,000		10,594,000		10,585,000
Tax incentive receivable, long term	9,731,000		9,731,000
Increase (decrease) in tax receivable	(500,000)		(200,000)
GSK Asset Purchase and License Agreement
Summary Of Significant Accounting Policies [Line Items]
Liability associated with the loss contract	18,400,000		18,400,000
Remaining liability	7,800,000		7,800,000			$ 18,400,000	£ 12.9
Amortization as credit to research and development expense	1,100,000	1,400,000	2,600,000	1,400,000
Increase (decrease) in liability in effect of foreign exchange translation	(200,000)	(1,200,000)	100,000	(1,200,000)
United Kingdom
Summary Of Significant Accounting Policies [Line Items]
Fixed assets	2,000,000		2,000,000		1,700,000
Tax incentive receivable	20,300,000		20,300,000		10,600,000
Tax incentive receivable, current	10,600		10,600
Tax incentive receivable, long term	9,700		9,700
United Kingdom | Research and Development Expense
Summary Of Significant Accounting Policies [Line Items]
Tax credit	4,700,000	$ 2,200,000	9,900,000	$ 3,600,000
United States
Summary Of Significant Accounting Policies [Line Items]
Fixed assets	$ 3,600,000		$ 3,600,000		$ 3,800,000